UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31
Date of reporting period:	July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Regional Bank Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsRegional Bank Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 95.2%		$773,429,207
(Cost $381,192,102)
Financials 95.2%		773,429,207
Banks 88.0%
1st Source Corp.	166,028	5,580,201
Access National Corp.	68,218	1,516,486
American Business Bank (I)	126,440	3,540,320
Ameris Bancorp	531,245	17,616,084
Anchor Bancorp, Inc. (I)	109,341	2,842,866
Atlantic Capital Bancshares, Inc. (I)	276,770	4,104,499
Bank of America Corp.	1,315,944	19,068,026
Bank of Marin Bancorp	80,827	4,007,403
Bankwell Financial Group, Inc.	85,274	1,876,881
Bar Harbor Bankshares	142,962	5,243,846
BB&T Corp.	531,488	19,595,963
Berkshire Hills Bancorp, Inc.	376,293	9,922,846
Bryn Mawr Bank Corp.	374,207	10,975,491
Carolina Financial Corp.	80,077	1,531,873
Citizens Financial Group, Inc.	449,548	10,038,407
City Holding Company	63,682	2,973,949
Comerica, Inc.	375,621	16,993,094
Commerce Bancshares, Inc.	169,770	8,028,423
County Bancorp, Inc.	72,374	1,506,827
CU Bancorp (I)	161,924	3,847,314
Cullen/Frost Bankers, Inc.	267,441	18,156,569
DCB Financial Corp. (I)	16,523	116,999
Eagle Bancorp Montana, Inc.	95,462	1,276,327
East West Bancorp, Inc.	131,560	4,501,983
Eastern Virginia Bankshares, Inc.	264,358	1,990,616
Equity Bancshares, Inc., Class A (I)	128,335	2,899,088
Evans Bancorp, Inc.	126,399	3,221,911
FCB Financial Holdings, Inc., Class A (I)	365,530	12,782,584
Fifth Third Bancorp	599,407	11,376,745
First Business Financial Services, Inc.	196,312	4,654,558
First Citizens BancShares, Inc., Class A	24,641	6,401,239
First Community Corp.	223,000	3,289,250
First Connecticut Bancorp, Inc.	272,691	4,390,325
First Financial Bancorp	273,611	5,830,650
First Foundation, Inc. (I)	193,127	4,598,354
First Merchants Corp.	329,897	8,643,301
Flushing Financial Corp.	157,678	3,517,796
FNB Corp.	1,257,349	15,025,321
German American Bancorp, Inc.	54,264	1,844,976
Glacier Bancorp, Inc.	479,044	13,212,034
Great Western Bancorp, Inc.	233,177	7,734,481
Hancock Holding Company	452,468	13,117,047
Heritage Commerce Corp.	694,293	7,276,191
Heritage Financial Corp.	250,986	4,382,216
Heritage Oaks Bancorp	1,064,426	8,664,428
Horizon Bancorp	301,693	8,302,591
Howard Bancorp, Inc. (I)	130,284	1,676,755
Independent Bank Corp. (MA)	405,677	20,369,042

2SEE NOTES TO FUND'S INVESTMENTS

Regional Bank Fund

	Shares	Value
Financials (continued)
Banks (continued)
Independent Bank Corp. (MI)	175,548	$2,699,928
JPMorgan Chase & Co.	359,875	23,021,204
KeyCorp	1,688,160	19,751,472
M&T Bank Corp.	186,684	21,386,519
Mackinac Financial Corp.	218,395	2,544,302
MainSource Financial Group, Inc.	160,530	3,575,003
MB Financial, Inc.	519,740	19,952,819
Merchants Bancshares, Inc.	69,391	2,205,246
National Commerce Corp. (I)	64,308	1,563,327
Northrim BanCorp, Inc.	52,551	1,492,448
Old National Bancorp	620,442	8,165,017
Old Second Bancorp, Inc.	307,637	2,322,659
Pacific Continental Corp.	310,578	4,497,169
Park Sterling Corp.	1,253,960	9,680,571
Peoples Bancorp, Inc.	158,385	3,555,743
Pinnacle Financial Partners, Inc.	85,390	4,535,063
QCR Holdings, Inc.	61,413	1,820,281
Regions Financial Corp.	996,328	9,136,328
Renasant Corp.	255,178	8,221,835
Sandy Spring Bancorp, Inc.	163,933	4,891,761
SBT Bancorp, Inc.	50,531	980,807
Shore Bancshares, Inc.	246,421	2,897,911
Southern First Bancshares, Inc. (I)	192,366	5,205,424
Southwest Bancorp, Inc.	251,318	4,880,596
State Bank Financial Corp.	152,894	3,345,321
Sun Bancorp, Inc. (I)	202,076	4,312,302
SunTrust Banks, Inc.	550,633	23,286,270
SVB Financial Group (I)	174,125	17,485,633
Talmer Bancorp, Inc., Class A	761,593	16,008,685
The Community Financial Corp.	83,896	1,875,915
The First of Long Island Corp.	51,813	1,572,525
The PNC Financial Services Group, Inc.	228,615	18,895,030
Towne Bank	216,993	4,979,989
TriCo Bancshares	368,185	9,580,174
U.S. Bancorp	512,240	21,601,161
Union Bankshares Corp.	340,523	9,139,637
Washington Trust Bancorp, Inc.	218,645	8,299,764
Wells Fargo & Company	432,472	20,745,682
Westbury Bancorp, Inc. (I)	131,497	2,518,168
Xenith Bankshares, Inc. (I)	411,450	3,661,905
Yadkin Financial Corp.	519,093	13,075,953
Zions Bancorporation	563,001	15,696,468
Thrifts and mortgage finance 7.2%
Bank Mutual Corp.	210,494	1,608,174
BSB Bancorp, Inc. (I)	234,047	5,383,081
Coastway Bancorp, Inc. (I)	135,166	1,703,092
First Defiance Financial Corp.	188,459	7,856,856
HomeStreet, Inc. (I)	349,136	7,785,733
Provident Financial Holdings, Inc.	141,141	2,750,838
Provident Financial Services, Inc.	102,623	2,067,853
Southern Missouri Bancorp, Inc.	187,320	4,572,481

SEE NOTES TO FUND'S INVESTMENTS3

Regional Bank Fund

				Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
United Community Financial Corp.				1,031,536	$6,849,399
United Financial Bancorp, Inc.				352,475	4,635,046
WSFS Financial Corp.				371,937	13,088,463
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 1.4%					$11,841,421
(Cost $11,617,525)
Financials 1.4%					11,841,421
Banks 0.9%
Cadence Financial Corp. (S)	4.875		06-28-19	4,200,000	3,822,000
Popular, Inc.	7.000		07-01-19	3,900,000	3,968,250
Thrifts and mortgage finance 0.5%
Flagstar Bancorp, Inc. (S)	6.125		07-15-21	3,950,000	4,051,171
				Shares	Value
Preferred securities 0.5%					$3,770,365
(Cost $3,537,253)
Financials 0.5%					3,770,365
Banks 0.5%
OFG Bancorp, Series C, 8.750%				2,184	2,259,075
SB Financial Group, Inc., 6.500%				124,900	1,511,290
Warrants 0.6%					$5,333,256
(Cost $4,387,911)
Financials 0.6%					5,333,256
Banks 0.6%
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)				285,756	4,714,974
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price: $67.33) (I)				34,349	618,282
				Par value^	Value
Short-term investments 2.3%					$18,403,000
(Cost $18,403,000)
Repurchase agreement 2.3%					18,403,000
Barclays Tri-Party Repurchase Agreement dated 7-29-16 at 0.320% to be repurchased at $17,230,459 on 8-1-16, collateralized by $12,361,200 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1-15-29 (valued at $17,575,207, including interest)				17,230,000	17,230,000
Repurchase Agreement with State Street Corp. dated 7-29-16 at 0.030% to be repurchased at $1,173,003 on 8-1-16, collateralized by $1,190,000 Federal National Mortgage Association, 1.985% due 9-29-21 (valued at $1,200,413, including interest)				1,173,000	1,173,000
Total investments (Cost $419,137,791)† 100.0%					$812,777,249
Other assets and liabilities, net 0.0%					($286,862)
Total net assets 100.0%					$812,490,387

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $420,454,416. Net unrealized appreciation aggregated to $392,322,833, of which $396,188,205 related to appreciated investment securities and $3,865,372 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

The following is a summary of the values by input classification of the fund's investments as of July 31, 2016, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$715,128,191	$715,128,191	—	—
Thrifts and mortgage finance	58,301,016	58,301,016	—	—
Corporate bonds	11,841,421	—	$11,841,421	—
Preferred securities	3,770,365	1,511,290	2,259,075	—
Warrants	5,333,256	5,333,256	—	—
Short-term investments	18,403,000	—	18,403,000	—
Total investments in securities	$812,777,249	$780,273,753	$32,503,496	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	01Q3	07/16
This report is for the information of the shareholders of John Hancock Regional Bank Fund.		9/16

John Hancock

Financial Industries Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsFinancial Industries Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 91.6%		$787,692,072
(Cost $733,533,012)
Financials 88.8%		763,949,340
Banks 47.4%
1st Source Corp.	212,062	7,127,404
Ameris Bancorp	223,544	7,412,719
Atlantic Capital Bancshares, Inc. (I)	321,273	4,764,479
Bank of America Corp.	1,732,846	25,108,939
Bank of Ireland (I)	56,085,069	11,596,129
Bank of Marin Bancorp	56,367	2,794,676
Bankwell Financial Group, Inc.	101,263	2,228,799
Citigroup, Inc.	619,724	27,150,108
Citizens Financial Group, Inc.	577,846	12,903,301
Comerica, Inc.	87,952	3,978,948
Danske Bank A/S	575,710	15,656,487
DCB Financial Corp. (I)	20,862	147,724
East West Bancorp, Inc.	154,306	5,280,351
Equity Bancshares, Inc., Class A (I)	50,880	1,149,379
Evans Bancorp, Inc.	99,711	2,541,633
First Business Financial Services, Inc.	148,579	3,522,808
Flushing Financial Corp.	222,648	4,967,277
Glacier Bancorp, Inc.	572,694	15,794,901
Great Western Bancorp, Inc.	196,136	6,505,831
Horizon Bancorp	37,907	1,043,201
Independent Bank Corp.	168,954	2,598,513
JPMorgan Chase & Co.	438,508	28,051,357
KeyCorp	1,173,804	13,733,507
M&T Bank Corp.	124,331	14,243,359
MB Financial, Inc.	127,630	4,899,716
Regions Financial Corp.	1,717,931	15,753,427
Sandy Spring Bancorp, Inc.	169,204	5,049,047
Sun Bancorp, Inc. (I)	199,576	4,258,952
SunTrust Banks, Inc.	438,059	18,525,515
SVB Financial Group (I)	240,679	24,168,985
Talmer Bancorp, Inc., Class A	752,261	15,812,526
The Community Financial Corp.	88,724	1,983,869
The First of Long Island Corp.	65,849	1,998,517
TriCo Bancshares	229,083	5,960,740
U.S. Bancorp	664,452	28,019,941
Union Bankshares Corp.	442,440	11,875,090
Wells Fargo & Company	493,018	23,650,073
Yadkin Financial Corp.	317,271	7,992,056
Zions Bancorporation	638,906	17,812,699
Capital markets 18.0%
Affiliated Managers Group, Inc. (I)	86,177	12,649,060
Altamir	464,713	5,301,253
American Capital, Ltd. (I)	1,100,889	18,131,642
Ameriprise Financial, Inc.	148,530	14,235,115
Azimut Holding SpA	472,890	7,446,719
Close Brothers Group PLC	332,760	5,549,872
Fifth Street Finance Corp.	2,234,513	12,513,273
Intermediate Capital Group PLC	841,850	6,377,769

2SEE NOTES TO FUND'S INVESTMENTS

Financial Industries Fund

Shares	Value
Financials (continued)
Capital markets (continued)
Invesco, Ltd.	672,255	19,616,401
KKR & Company LP	1,167,514	16,858,902
Schroders PLC	254,038	8,804,598
The Blackstone Group LP	961,337	25,802,285
TriplePoint Venture Growth BDC Corp.	140,462	1,608,290
Consumer finance 4.6%
Capital One Financial Corp.	196,023	13,149,223
Discover Financial Services	458,053	26,035,733
Diversified financial services 2.4%
Berkshire Hathaway, Inc., Class B (I)	99,138	14,302,639
Cerved Information Solutions SpA	750,473	6,298,376
Insurance 10.6%
Assured Guaranty, Ltd.	776,391	20,799,515
Chubb, Ltd.	206,703	25,891,618
CNO Financial Group, Inc.	1,369,995	23,796,813
Gjensidige Forsikring ASA	311,533	5,263,511
Kinsale Capital Group, Inc. (I)	42,836	782,614
The Hartford Financial Services Group, Inc.	373,794	14,895,691
Real estate investment trusts 4.3%
Hibernia REIT PLC	74,336	113,089
Kennedy Wilson Europe Real Estate PLC	49,247	647,893
Prologis, Inc.	214,278	11,676,008
Rexford Industrial Realty, Inc.	178,213	4,073,949
Simon Property Group, Inc.	44,081	10,008,150
Vornado Realty Trust	98,845	10,615,953
Real estate management and development 0.4%
Kennedy-Wilson Holdings, Inc.	150,959	3,177,687
Thrifts and mortgage finance 1.1%
Provident Financial Services, Inc.	164,730	3,319,310
United Community Financial Corp.	519,774	3,451,299
United Financial Bancorp, Inc.	204,723	2,692,107
Information technology 2.8%	23,742,732
IT services 2.8%
Visa, Inc., Class A	304,199	23,742,732
Preferred securities 0.4%	$3,454,813
(Cost $3,300,790)
Financials 0.4%	3,454,813
Banks 0.4%
OFG Bancorp, Series C, 8.750%	3,340	3,454,813
Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 2.5%	$21,667,543
(Cost $21,672,063)
Financials 2.5%	21,667,543
Banks 1.1%
Cadence Financial Corp. (S)	4.875	06-28-19	4,400,000	4,004,000
Popular, Inc.	7.000	07-01-19	5,750,000	5,850,625
Diversified financial services 0.9%
NewStar Financial, Inc.	7.250	05-01-20	7,735,000	7,402,782

SEE NOTES TO FUND'S INVESTMENTS3

Financial Industries Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance 0.5%
Flagstar Bancorp, Inc. (S)	6.125		07-15-21	4,300,000	4,410,136
				Shares	Value
Investment companies 1.3%					$10,920,158
(Cost $5,488,585)
AP Alternative Assets LP (I)				362,972	10,920,158
Warrants 0.5%					$4,225,736
(Cost $3,738,869)
Financials 0.5%					4,225,736
Banks 0.5%
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)				216,623	3,574,280
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price: $67.33) (I)				36,192	651,456
				Par value^	Value
Short-term investments 2.6%					$22,907,000
(Cost $22,907,000)
Repurchase agreement 2.6%					22,907,000
Barclays Tri-Party Repurchase Agreement dated 7-29-16 at 0.320% to be repurchased at $21,447,572 on 8-1-16, collateralized by $15,386,500 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1-15-29 (valued at $21,876,592, including interest)				21,447,000	21,447,000
Repurchase Agreement with State Street Corp. dated 7-29-16 at 0.030% to be repurchased at $1,460,004 on 8-1-16, collateralized by $1,480,000 Federal National Mortgage Association, 1.985% due 9-29-21 (valued at $1,492,950, including interest)				1,460,000	1,460,000
Total investments (Cost $790,640,319)† 98.9%					$850,867,322
Other assets and liabilities, net 1.1%					$9,102,788
Total net assets 100.0%					$859,970,110

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $795,677,098. Net unrealized appreciation aggregated to $55,190,224, of which $96,392,943 related to appreciated investment securities and $41,202,719 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 7-31-16:

United States	83.7
Switzerland	3.0
United Kingdom	2.5
Bermuda	2.4
Denmark	1.8
Italy	1.6
Ireland	1.4
Guernsey, Channel Islands	1.3
Puerto Rico	1.1
Other countries	1.2
TOTAL	100.0

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2016, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$787,692,072	$714,636,376	$73,055,696	—
Banks	408,062,983	380,810,367	27,252,616	—
Capital markets	154,895,179	121,414,968	33,480,211	—
Consumer finance	39,184,956	39,184,956	—	—
Diversified financial services	20,601,015	14,302,639	6,298,376	—
Insurance	91,429,762	86,166,251	5,263,511	—
Real estate investment trusts	37,135,042	36,374,060	760,982	—
Real estate management and development	3,177,687	3,177,687	—	—
Thrifts and mortgage finance	9,462,716	9,462,716	—	—
IT services	23,742,732	23,742,732	—	—
Preferred securities	3,454,813	—	3,454,813	—
Corporate bonds	21,667,543	—	21,667,543	—
Investment companies	10,920,158	—	10,920,158	—
Warrants	4,225,736	4,225,736	—	—
Short-term investments	22,907,000	—	22,907,000	—
Total investments in securities	$850,867,322	$718,862,112	$132,005,210	—
Other financial instruments:
Forward foreign currency contracts	$3,853,822	—	$3,853,822	—

       5

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at July 31, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
DKK	171,540,000	USD	25,644,640	Citibank N.A.	8/3/2016	$138,110	—	$138,110
EUR	28,203,773	USD	31,232,858	JPMorgan Chase Bank N.A.	8/3/2016	300,142	—	300,142
EUR	16,040,000	USD	17,847,404	Royal Bank of Canada	8/3/2016	85,989	—	85,989
GBP	27,090,000	USD	36,672,890	HSBC Bank USA	8/3/2016	—	($820,211)	(820,211)
NOK	82,380,000	USD	9,751,110	Goldman Sachs Bank USA	8/3/2016	12,897	—	12,897
USD	26,323,259	DKK	171,540,000	Citibank N.A.	8/3/2016	540,510	—	540,510
USD	10,047,181	NOK	82,380,000	Goldman Sachs Bank USA	8/3/2016	283,176	—	283,176
USD	38,761,867	GBP	27,090,000	HSBC Bank USA	8/3/2016	2,909,186	—	2,909,186
USD	50,522,436	EUR	44,243,773	Royal Bank of Canada	8/3/2016	1,056,045	—	1,056,045
USD	14,921,301	DKK	99,540,000	Citibank N.A.	12/21/2016	—	(135,928)	(135,928)
USD	5,054,644	NOK	43,210,000	Goldman Sachs Bank USA	12/21/2016	—	(68,962)	(68,962)
USD	20,237,952	GBP	15,360,000	HSBC Bank USA	12/21/2016	—	(142,918)	(142,918)
USD	31,422,246	EUR	28,203,773	JPMorgan Chase Bank N.A.	12/21/2016	—	(304,214)	(304,214)
						$5,326,055	($1,472,233)	$3,853,822

Currency abbreviations
DKK	Danish Krone	NOK	Norwegian Krone
EUR	Euro	USD	U.S. Dollar
GBP	Pound Sterling

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	70Q3	07/16
This report is for the information of the shareholders of John Hancock Financial Industries Fund.		9/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 16, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 16, 2016